Shareholder Report, Average Annual Return (Details)	9 Months Ended		12 Months Ended	17 Months Ended	21 Months Ended	35 Months Ended	45 Months Ended	46 Months Ended	50 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	95 Months Ended	98 Months Ended	101 Months Ended	104 Months Ended	105 Months Ended	119 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000053046 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return
Average Annual Return, Percent			(1.27%)									(4.69%)							0.45%
C000053049 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Preferred ETF — NAV Return
Average Annual Return, Percent			1.15%									0.42%							3.24%
C000053051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Fundamental High Yield® Corporate Bond ETF — NAV Return
Average Annual Return, Percent			6.44%									4.15%							4.65%
C000053071 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco National AMT-Free Municipal Bond ETF — NAV Return
Average Annual Return, Percent			(3.87%)									(0.82%)							1.79%
C000053072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Taxable Municipal Bond ETF — NAV Return
Average Annual Return, Percent			2.11%									(1.03%)							2.91%
C000053967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco California AMT-Free Municipal Bond ETF — NAV Return
Average Annual Return, Percent			(3.95%)									(0.81%)							1.79%
C000053968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco New York AMT-Free Municipal Bond ETF — NAV Return
Average Annual Return, Percent			(4.02%)									(0.72%)							1.81%
C000054223 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Floating Rate Municipal Income ETF — NAV Return
Average Annual Return, Percent			2.35%									1.54%							1.10%
C000082591 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco CEF Income Composite ETF — NAV Return
Average Annual Return, Percent			12.23%									7.73%							7.52%
C000086469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return
Average Annual Return, Percent			5.91%									12.75%							9.44%
C000086470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return
Average Annual Return, Percent			(1.26%)									4.73%							6.96%
C000086471 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Consumer Staples ETF — NAV Return
Average Annual Return, Percent			(5.90%)									7.80%							8.46%
C000086472 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Energy ETF — NAV Return
Average Annual Return, Percent			(18.60%)									21.06%							(7.37%)
C000086473 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Financials ETF — NAV Return
Average Annual Return, Percent			8.93%									10.68%							7.30%
C000086474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Health Care ETF — NAV Return
Average Annual Return, Percent			(12.21%)									(1.28%)							5.87%
C000086475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Industrials ETF — NAV Return
Average Annual Return, Percent			14.87%									18.43%							13.73%
C000086476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Information Technology ETF — NAV Return
Average Annual Return, Percent			1.14%									9.95%							11.66%
C000086477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Materials ETF — NAV Return
Average Annual Return, Percent			0.63%									14.38%							9.65%
C000093357 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW High Dividend Yield Financial ETF — NAV Return
Average Annual Return, Percent			4.26%									11.87%							5.29%
C000093358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Premium Yield Equity REIT ETF — NAV Return
Average Annual Return, Percent			(12.59%)									5.08%							1.84%
C000093359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Property & Casualty Insurance ETF — NAV Return
Average Annual Return, Percent			7.08%									17.59%							12.77%
C000095998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® High Beta ETF — NAV Return
Average Annual Return, Percent			23.01%									20.21%							14.66%
C000096000 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Low Volatility ETF — NAV Return
Average Annual Return, Percent			1.23%									8.56%							6.48%
C000096001 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P MidCap Low Volatility ETF — NAV Return
Average Annual Return, Percent			8.93%									10.19%							9.22%
C000096002 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® Low Volatility ETF — NAV Return
Average Annual Return, Percent			5.21%									8.24%							9.63%
C000096299 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Senior Loan ETF — NAV Return
Average Annual Return, Percent			7.25%									5.49%							4.17%
C000102793 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return
Average Annual Return, Percent			5.34%									0.98%							2.75%
C000106122 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Bank ETF — NAV Return
Average Annual Return, Percent			33.50%									17.75%							10.35%
C000106125 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco KBW Regional Banking ETF — NAV Return
Average Annual Return, Percent			11.43%									15.42%							7.17%
C000116012 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return
Average Annual Return, Percent			(2.65%)									9.24%							8.93%
C000118892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return
Average Annual Return, Percent			3.41%									12.08%							8.93%
C000139641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Variable Rate Preferred ETF — NAV Return
Average Annual Return, Percent			7.62%									5.19%							5.42%
C000149243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Russell 1000 Equal Weight ETF — NAV Return
Average Annual Return, Percent			10.51%									11.05%							9.86%
C000153495 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — NAV Return
Average Annual Return, Percent			5.32%									9.22%							10.73%
C000158243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® Momentum ETF — NAV Return
Average Annual Return, Percent			31.29%									19.32%						18.21%
C000158245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500® Enhanced Value ETF — NAV Return
Average Annual Return, Percent			11.55%									16.88%						10.78%
C000173134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Short Term Treasury ETF — NAV Return
Average Annual Return, Percent			4.44%									2.78%				2.28%
C000174835 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return
Average Annual Return, Percent			(5.88%)									2.29%					(0.88%)
C000180525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap Quality ETF — NAV Return
Average Annual Return, Percent			5.18%									11.94%			8.72%
C000190368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 Minimum Variance ETF — NAV Return
Average Annual Return, Percent			7.67%									10.55%		11.11%
C000192788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco MSCI USA ETF — NAV Return
Average Annual Return, Percent			16.36%									14.40%	14.52%
C000197638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Solar ETF — NAV Return
Average Annual Return, Percent			1.14%									(5.87%)							4.47%
C000209110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 Revenue ETF — NAV Return
Average Annual Return, Percent			12.58%									15.86%							12.79%
C000209112 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P MidCap 400 Revenue ETF — NAV Return
Average Annual Return, Percent			10.27%									18.71%							11.66%
C000209113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap 600 Revenue ETF — NAV Return
Average Annual Return, Percent			8.53%									19.13%							11.59%
C000209114 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P Ultra Dividend Revenue ETF — NAV Return
Average Annual Return, Percent			8.22%									17.65%							10.79%
C000221604 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco NASDAQ 100 ETF — NAV Return
Average Annual Return, Percent			20.34%								15.26%
C000221653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco NASDAQ Next Gen 100 ETF — NAV Return
Average Annual Return, Percent			19.66%								6.21%
C000228442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 QVM Multi-factor ETF — NAV Return
Average Annual Return, Percent			15.55%						12.20%
C000228443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return
Average Annual Return, Percent			7.01%						6.15%
C000228444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return
Average Annual Return, Percent			4.10%						4.18%
C000228754 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Nasdaq Biotechnology ETF — NAV Return
Average Annual Return, Percent			(3.44%)							(1.26%)
C000228755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco PHLX Semiconductor ETF — NAV Return
Average Annual Return, Percent			10.64%							15.55%
C000229782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco ESG NASDAQ 100 ETF — NAV Return
Average Annual Return, Percent			19.32%					12.76%
C000229783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco ESG NASDAQ Next Gen 100 ETF — NAV Return
Average Annual Return, Percent			16.23%					2.47%
C000231951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco ESG S&P 500 Equal Weight ETF — NAV Return
Average Annual Return, Percent			7.90%				5.55%
C000237581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco NASDAQ Future Gen 200 ETF — NAV Return
Average Annual Return, Percent			13.50%			7.48%
C000246583 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return
Average Annual Return, Percent			14.28%		27.42%
C000246584 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P 500 High Dividend Growers ETF — NAV Return
Average Annual Return, Percent			7.93%		18.99%
C000248728 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco S&P SmallCap 600® GARP ETF — NAV Return
Average Annual Return, Percent			3.92%	6.32%
C000255241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco QQQ Low Volatility ETF — NAV Return
Average Annual Return, Percent	1.64%
C000255422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Invesco MSCI North America Climate ETF — NAV Return
Average Annual Return, Percent		7.03%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ® Composite Index
Average Annual Return, Percent	9.27%		21.95%			28.51%		10.17%		11.36%	13.75%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			3.14%									(0.68%)				1.71%			1.80%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent			0.08%									0.40%							2.18%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			15.88%				10.48%		11.93%			14.74%		14.58%				14.50%	14.60%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Index
Average Annual Return, Percent			15.06%	16.34%	23.31%				11.38%			14.57%			14.21%		14.61%		14.22%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			15.84%		23.56%							14.11%							13.98%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
Average Annual Return, Percent			16.45%									14.45%	14.60%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index (Net)
Average Annual Return, Percent		10.42%	15.79%									12.00%							11.10%
Bloomberg U S Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Average Annual Return, Percent			2.42%									(1.47%)							1.18%
Blended Invesco Equal Weight 0 30 Year Treasury Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark
Average Annual Return, Percent			(1.17%)									(4.52%)							0.67%
ICE BofA Core Plus Fixed Rate Preferred Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Core Plus Fixed Rate Preferred Securities Index
Average Annual Return, Percent			1.25%									0.63%							3.45%
S And P U S Preferred Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P U.S. Preferred Stock Index
Average Annual Return, Percent			4.62%									3.23%							4.31%
Bloomberg U S Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent			8.26%									5.16%							5.80%
RAFI Bonds U S High Yield 1 10 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RAFI® Bonds U.S. High Yield 1-10 Index
Average Annual Return, Percent			6.83%									4.61%							5.36%
ICE BofA National Long Term Core Plus Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA National Long-Term Core Plus Municipal Securities Index
Average Annual Return, Percent			(3.29%)									(0.38%)							2.18%
Bloomberg Municipal Bond 20 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 20 Year Index
Average Annual Return, Percent			(2.95%)									(0.14%)							2.36%
ICE BofA U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate Index
Average Annual Return, Percent			4.26%									0.23%							3.14%
Blended ICE BofA US Taxable Municipal Securities Plus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - ICE BofA US Taxable Municipal Securities Plus Index
Average Annual Return, Percent			2.33%									(0.66%)							3.10%
ICE BofA California Long Term Core Plus Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA California Long-Term Core Plus Municipal Securities Index
Average Annual Return, Percent			(3.56%)									(0.53%)							2.07%
ICE BofA New York Long Term Core Plus Municipal Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA New York Long-Term Core Plus Municipal Securities Index
Average Annual Return, Percent			(3.71%)									(0.40%)							2.01%
Blended ICE US Municipal AMT Free VRDO Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - ICE US Municipal AMT-Free VRDO Constrained Index
Average Annual Return, Percent			2.74%									1.86%							1.36%
Bloomberg Municipal 1 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-Year Bond Index
Average Annual Return, Percent			3.26%									1.65%							1.53%
S Network Composite Closed End Fund IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S-Network Composite Closed-End Fund Index℠
Average Annual Return, Percent			12.54%									7.90%							7.81%
S And P SmallCap 600 Capped Consumer Discretionary Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Consumer Discretionary Index
Average Annual Return, Percent			6.16%									12.88%							9.59%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Index
Average Annual Return, Percent			3.51%						2.79%			11.64%			8.47%		8.47%		9.53%
S And P SmallCap 600 Capped Utilities And Communication Services Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Utilities & Communication Services Index
Average Annual Return, Percent			(1.00%)									5.02%							7.22%
S And P SmallCap 600 Capped Consumer Staples Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Consumer Staples Index
Average Annual Return, Percent			(5.67%)									8.03%							8.74%
S And P SmallCap 600 Capped Energy Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Energy Index
Average Annual Return, Percent			(18.35%)									21.39%							(7.14%)
S And P SmallCap 600 Capped Financials And Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Financials & Real Estate Index
Average Annual Return, Percent			9.17%									10.92%							7.53%
S And P SmallCap 600 Capped Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Health Care Index
Average Annual Return, Percent			(12.03%)									(1.10%)							6.09%
S And P SmallCap 600 Capped Industrials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Industrials Index
Average Annual Return, Percent			15.19%									18.76%							14.03%
S And P SmallCap 600 Capped Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Information Technology Index
Average Annual Return, Percent			1.39%									10.23%							11.94%
S And P SmallCap 600 Capped Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Capped Materials Index
Average Annual Return, Percent			0.90%									14.65%							9.88%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Financials Index
Average Annual Return, Percent			19.92%									18.82%							13.25%
KBW Nasdaq Financial Sector Dividend YieldTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Financial Sector Dividend Yield™ Index
Average Annual Return, Percent			4.67%									11.96%							5.27%
KBW Nasdaq Premium Yield Equity REITTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Premium Yield Equity REIT™ Index
Average Annual Return, Percent			(12.31%)									5.37%							2.01%
Dow Jones U S Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Real Estate Index
Average Annual Return, Percent			1.04%									6.47%							6.97%
S And P 500 Property And Casualty Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Property & Casualty Index
Average Annual Return, Percent			3.97%									21.40%							16.47%
KBW Nasdaq Property And CasualtyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Property & Casualty™ Index
Average Annual Return, Percent			7.45%									17.99%							13.15%
S And P 500 High Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® High Beta Index
Average Annual Return, Percent			23.35%									20.54%							14.96%
S And P SmallCap 600 Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Low Volatility Index
Average Annual Return, Percent			1.17%									8.79%							6.73%
S And P MidCap 400 Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Low Volatility Index
Average Annual Return, Percent			9.22%									10.49%							9.50%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
Average Annual Return, Percent			6.86%						6.27%			12.76%							10.41%
S And P 500 Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Low Volatility Index
Average Annual Return, Percent			5.48%									8.52%							9.92%
Morningstar LSTA US Leveraged Loan 100 Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan 100 Index (USD)
Average Annual Return, Percent			7.92%									6.49%							5.20%
Morningstar LSTA US Leveraged Loan Index USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar LSTA US Leveraged Loan Index (USD)
Average Annual Return, Percent			7.30%									7.00%							5.36%
Bloomberg U S Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Index
Average Annual Return, Percent			3.91%									(0.01%)							3.05%
RAFI Bonds U S Investment Grade 1 10 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			RAFI® Bonds U.S. Investment Grade 1-10 Index
Average Annual Return, Percent			5.55%									1.18%							2.98%
KBW Nasdaq BankTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Bank™ Index
Average Annual Return, Percent			34.02%									18.17%							10.73%
S And P Composite 1500 Commercial Banks Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Commercial Banks Index
Average Annual Return, Percent			30.02%									20.32%							11.80%
KBW Nasdaq Regional BankingTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			KBW Nasdaq Regional Banking™ Index
Average Annual Return, Percent			11.84%									15.82%							7.53%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			8.17%			13.16%						10.13%							8.88%
Dorsey Wright SmallCap Tech Leaders TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dorsey Wright SmallCap Tech Leaders™ Index
Average Annual Return, Percent			(2.12%)									9.81%							9.50%
S And P 500 Low Volatility High Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Low Volatility High Dividend Index
Average Annual Return, Percent			3.70%									12.43%							9.27%
Blended ICE Variable Rate Preferred And Hybrid Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended - ICE Variable Rate Preferred & Hybrid Securities Index
Average Annual Return, Percent			7.82%									5.51%							5.67%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Average Annual Return, Percent			16.24%									14.34%							14.33%
Russell 1000 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000® Equal Weight Index
Average Annual Return, Percent			10.71%									11.18%							10.01%
S And P 500 Low Volatility Rate Response Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Low Volatility Rate Response Index
Average Annual Return, Percent			5.48%									9.48%							11.01%
S And P 500 Momentum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Momentum Index
Average Annual Return, Percent			31.45%									19.49%						18.41%
S And P 500 Enhanced Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Enhanced Value Index
Average Annual Return, Percent			11.62%									17.02%						10.93%
ICE U S Treasury Short Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury Short Bond Index
Average Annual Return, Percent			4.51%									2.84%				2.34%
S And P SmallCap 600 Low Volatility High Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Low Volatility High Dividend Index
Average Annual Return, Percent			(5.59%)									2.62%					(0.57%)
S And P SmallCap 600 Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Quality Index
Average Annual Return, Percent			5.51%									12.27%			9.08%
S And P 500 Minimum Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Minimum Volatility Index
Average Annual Return, Percent			7.83%									10.67%		11.28%
MAC Global Solar Energy Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MAC Global Solar Energy Index (Net)
Average Annual Return, Percent			1.35%									(5.94%)							3.62%
MSCI World Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Growth Index (Net)
Average Annual Return, Percent			19.31%									12.58%							14.14%
S And P 500 Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Revenue-Weighted Index
Average Annual Return, Percent			13.03%									16.32%							13.22%
S And P MidCap 400 Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Revenue-Weighted Index
Average Annual Return, Percent			10.69%									19.12%							12.07%
S And P SmallCap 600 Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Revenue-Weighted Index
Average Annual Return, Percent			8.90%									19.50%							11.89%
S And P 900 Dividend Revenue Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 900® Dividend Revenue-Weighted Index
Average Annual Return, Percent			8.72%									18.13%							11.27%
S And P 900 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 900® Index
Average Annual Return, Percent			15.37%									14.64%							14.34%
Russell 3000 S000069448 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			15.84%								14.19%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Index®
Average Annual Return, Percent			20.52%								15.42%
Nasdaq Next Generation 100 IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Next Generation 100 Index™
Average Annual Return, Percent			19.86%								6.35%
Russell 3000 S000069449 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			15.84%								14.19%
S And P 500 Quality Value And Momentum Top 90 Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
Average Annual Return, Percent			15.69%						12.33%
S And P MidCap 400 Quality Value And Momentum Top 90 Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
Average Annual Return, Percent			7.16%						6.27%
S And P SmallCap 600 Quality Value And Momentum Top 90 Multi Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
Average Annual Return, Percent			4.27%						4.32%
Nasdaq BiotechnologyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Biotechnology™ Index
Average Annual Return, Percent			(3.36%)							(1.18%)
S And P Composite 1500 Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Biotechnology Index
Average Annual Return, Percent			(6.97%)							6.32%
S And P Composite 1500 Semiconductor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Semiconductor Index
Average Annual Return, Percent			40.45%							39.12%
PHLX SemiconductorTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			PHLX Semiconductor™ Index
Average Annual Return, Percent			10.90%							15.77%
Nasdaq 100 ESG Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 ESG™ Index
Average Annual Return, Percent			19.55%					12.96%
Nasdaq Next Generation 100 ESG TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Next Generation 100 ESG™ Index
Average Annual Return, Percent			16.46%					2.66%
S And P 500 Equal Weight Scored And Screened Leaders Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Equal Weight Scored & Screened Leaders Select Index
Average Annual Return, Percent			8.03%				5.74%
Nasdaq Innovators Completion CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Innovators Completion Cap™ Index
Average Annual Return, Percent			13.38%			7.43%
Nasdaq US Free Cash Flow AchieversTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Free Cash Flow Achievers™ Index
Average Annual Return, Percent			14.73%		27.84%
S And P 500 High Dividend Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® High Dividend Growth Index
Average Annual Return, Percent			8.40%		19.00%
S And P SmallCap 600 GARP Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600® GARP Index
Average Annual Return, Percent			3.88%	6.29%
Nasdaq 100 Low VolatilityTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Low Volatility™ Index
Average Annual Return, Percent	1.81%
MSCI Global Climate 500 North America Selection Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Global Climate 500 North America Selection Index
Average Annual Return, Percent		7.14%
MSCI North America Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI North America Index
Average Annual Return, Percent		7.13%